Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2024
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 7:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Guarantees in the amount of $3,115 were issued by a bank to secure rent payments, leasehold commitments and future decommissioning requirements.

b.	The Company has received royalty-bearing grants from the IIA to finance its research and development programs in Israel, through which the Company received IIA participation payments in the aggregate amount of $5,445 through June 30, 2024. In return, the Company is committed to pay IIA royalties at a rate of 3-3.5% of future sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR rate. Through June 30, 2024, no royalties have been paid or accrued.

In addition, under the intellectual property purchase agreement with Althera, the Company assumed all of Althera’s liabilities towards the IIA totaling $474 of royalty-bearing grants received by Althera (plus accrued interest at LIBOR rate). The Company’s contingent royalty liability to the IIA on June 30, 2024, including grants received by the Company, grants assumed from Althera and the associated LIBOR interest accrued on all such grants, totaled $7,041.

c.	Under the February 2, 2016 intellectual property purchase agreement with Althera, the Company is obligated to pay Althera a fixed rate of 2% (plus VAT) of Company’s future gross revenues (as defined in the agreement) that are derived from the purchased intellectual property, up to a maximum amount of $1,500 (plus VAT), in the aggregate, with the potential to set off against certain payments made by the Company to the IIA.

d.	The Company also entered into intellectual property agreements with Ramot at Tel Aviv University Ltd., the technology transfer company of Tel Aviv University (“Ramot”) on April 21, 2016 and July 14, 2016, all as amended on May 5, 2019, pursuant to which the Company is obligated to pay Ramot a fixed royalty of 2.5% on net sales of all of the Company’s products (as defined in the agreement) by the Company and its affiliates, with no set maximum. The royalty will be payable as of the first commercial sale (as defined in the agreement), until the later of: 15 years; or until the last to expire of the patents or patent applications from research developed at Tel Aviv University and assigned to the Company, on a country-by-country, product-by-product basis. The Company is also obligated to pay a 7% royalty (and in no event less than 0.65% of the net sales of Company products sold by the Company’s licensees in a given year) on any royalties or revenues received by the Company from its licensees.

e.	Under an Operations Partner Agreement between the Company and services provider HekaBio K.K. of May 21, 2019, the Company makes certain payments to HekaBio K.K. in exchange for consulting and administrative services in Japan, as well as payments upon the achievement of certain clinical and regulatory milestones. In addition, if HekaBio K.K. successfully assists the Company in obtaining regulatory marketing approval of the Company’s products in Japan, then the Company is to grant to HekaBio K.K. options to acquire 271,588 of the Company’s ordinary shares at a price of $4.42 each, and to pay HekaBio K.K. a royalty of 3.5% of the reimbursement price (as defined in the agreement) of such products in Japan and 10% of revenues received by the Company from distribution receipts (as defined in the agreement) for such products in Japan. As of June 30, 2024, no such options were granted.

f.	On November 18, 2018 and July 29, 2019, the Company entered into research and license agreements with BGN Technologies, the technology transfer company of Ben Gurion University (“BGN”), further amended on May 12, 2021, wherein the Company will wholly own any intellectual property that is developed jointly by Ben Gurion University and others (including the Company), and BGN will receive 0.75% royalties on all sales of the Company’s alpha radiation products, net of certain deductions and irrespective of the intellectual property underlying such sales, or 1.5% royalties on sales of products that contain intellectual property owned by Ben Gurion University, net of certain deductions. BGN will receive 4% of license revenues (as defined in the agreements) that relate to jointly developed intellectual property, and 8% of license revenues that relate to intellectual property developed solely by Ben Gurion University. The parties also agreed that the Company will continue to conduct research at Ben Gurion University for as long as the researchers wish to, and the parties have agreed on a research budget in good faith.

g.	On December 1, 2020, the Company entered into a clinical trial agreement with Cambridge University Hospitals NHS Trust, wherein Cambridge will receive 5% of any marginal increase in the Company’s net sales (all as defined in the agreement) generated on account of any patent or patent claim granted from the research performed in such trial, and 2% of the Company’s net sales (minus the aforementioned marginal increase payment) received for the treatment of Squamous Cell Carcinoma of the vulva, for three years from the date of first sale, world-wide.

h.	On August 16, 2022, the Company entered into a collaboration agreement with MIM Software, Inc. (“MIM”) to provide treatment planning software for clinical sites using the Alpha DaRT therapy. Under the terms of the agreement, the parties will collaborate on the use of MIM’s software suite, including MIM Symphony® and MIMcloud®, for development of new features and support for the Alpha DaRT across multiple potential indications, integration into all clinical trials involving the Alpha DaRT, and bundling the MIM software with the Alpha DaRT for future commercial sales in territories where the Alpha DaRT and MIM’s software are both approved. The agreement contemplates certain payments to MIM to be agreed between the parties upon initiating certain workstreams, as well as payments to MIM upon commercial sale of the Alpha DaRT bundled with MIM’s software products.